Supplement dated August 27, 2019
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP ® - MFS® Value Fund	5/1/2019
Effective December 31, 2019, the portfolio manager information under the heading "Fund Management” in the "Summary of CTIVP® - MFS® Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	December 2019
Nevin Chitkara	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Steve Gorham	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Effective December 31, 2020, Steve Gorham will no longer serve as a portfolio manager of the Fund.
The rest of the section remains the same.
Effective December 31, 2019, the portfolio manager information under the heading "Portfolio Managers” in the "More Information About CTIVP® - MFS® Value Fund - Portfolio Management" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	December 2019
Nevin Chitkara	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Steve Gorham	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Effective December 31, 2020, Steve Gorham will no longer serve as a portfolio manager of the Fund.
Ms. Cannan has been employed in the investment area of MFS since 2013. Ms. Cannan earned a B.A. from Northwestern University and an M.B.A. from Harvard Business School.
Mr. Chitkara has been employed in the investment area of MFS since 1997. Mr. Chitkara earned a B.S. from Boston University and an M.B.A. from Massachusetts Institute of Technology.
Mr. Gorham has been employed in the investment area of MFS since 1992. Mr. Gorham earned a B.S. from the University of New Hampshire and an M.B.A. from Boston College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6546-126 A (8/19)